Unaudited Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 2,662,004	$ 6,007,615
Accounts receivable, net	223,067	167,477
Inventories	1,892,355	1,879,542
Prepaid expenses and other current assets	780,309	1,324,016
TOTAL CURRENT ASSETS	5,591,371	9,670,190
Operating lease right-of-use assets, net	6,681	8,470
Property, plant and equipment, net	50,648	59,340
Intangible assets	2,473,692	2,609,739
Prepaid expenses, non-current	1,937,869	1,431,658
TOTAL ASSETS	10,060,261	13,779,397
CURRENT LIABILITIES
Operating lease liabilities, current	5,002	6,764
Accounts payable	371,594	413,290
Accrued expenses and other liabilities	333,411	437,859
TOTAL CURRENT LIABILITIES	1,068,871	1,643,578
Warrant Liabilities	4,517,421	14,991,482
TOTAL LIABILITIES	5,586,292	16,635,060
Commitments and contingencies
SHAREHOLDERS’ EQUITY (DEFICIT)
Common shares ($0.0001 par value, 500,000,000 shares authorized; 70,842,844 and 70,789,261 issued and outstanding as of June 30, 2026 and December 31, 2025, respectively)	7,084	7,079
Additional paid-in capital	7,862,430	7,161,681
Accumulated deficits	(3,537,862)	(10,238,359)
Accumulated other comprehensive income	142,317	213,936
Total shareholders’ equity (deficit)	4,473,969	(2,855,663)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	10,060,261	13,779,397
Affiliates
CURRENT ASSETS
Due from affiliates	33,636	291,540
CURRENT LIABILITIES
Due to affiliates	$ 358,864	$ 785,665